CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Common Stock [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Merger Reserve [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 0	[1]	$ 1,113	$ 10	$ 0	$ 1,303	$ 2,426
Beginning balance , shares at Dec. 31, 2020		23,250,000
Net income							4,700	4,700
Foreign currency translation adjustment					(3)			(3)
Dividend declared							(5,051)	(5,051)
Ending balance, value at Dec. 31, 2021		$ 0	[1]	1,113	7	0	952	2,072
Ending balance , shares at Dec. 31, 2021		23,250,000
Net income							4,615	4,615
Foreign currency translation adjustment					(2)			(2)
Dividend declared							(672)	(672)
Additional capital
Additional capital	[1]
Merger reserve arising from reorganization				(1,113)		1,113
Ending balance, value at Dec. 31, 2022		$ 0	[1]	0	5	1,113	4,895	6,013
Ending balance , shares at Dec. 31, 2022		23,250,000
Net income							1,086	1,086
Foreign currency translation adjustment					8			8
Issue of new shares				3,151				3,151
Issue of new shares, shares		1,250,625
Ending balance, value at Dec. 31, 2023		$ 0	[1]	$ 3,151	$ 13	$ 1,113	$ 5,981	$ 10,258
Ending balance , shares at Dec. 31, 2023		24,500,625

[1]	Denotes amount less than US$1,000